Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Domini Investment Trust
Supplement dated August 1, 2024
to the Prospectus and Statement of Additional Information,
each dated November 30, 2023
regarding
DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
INVESTOR SHARES (DOMIX), INSTITUTIONAL SHARES (DOMOX) AND CLASS Y SHARES (DOMYX)
NEW MANAGEMENT FEE SCHEDULE APPROVED
The Board of Trustees of the Domini Investment Trust (the “Board”) has approved a reduction in the management fee rate payable by the Domini Impact International Equity Fund (the “Fund”), effective August 1, 2024.
1.	Domini Impact International Equity Fund
a.
In the section titled “Fees and expenses of the Fund” on page 36 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following, effective August 1, 2024:

Share classes	Investor	Institutional	Class Y
Management fees[1]	0.83%	0.83%	0.83%
Distribution (12b‑1) fees	0.25%	None	None
Other expenses	0.23%	0.07%	0.11%
Total annual Fund operating expenses	1.31%	0.90%	0.94%
[1] Restated to reflect current fees.
b.	In the section titled “Example” on page 37 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$133	$415	$718	$1,579
Institutional	$92	$287	$498	$1,108
Class Y	$96	$300	$520	$1,155

Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Domini Investment Trust
Supplement dated August 1, 2024
to the Prospectus and Statement of Additional Information,
each dated November 30, 2023
regarding
DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
INVESTOR SHARES (DOMIX), INSTITUTIONAL SHARES (DOMOX) AND CLASS Y SHARES (DOMYX)
NEW MANAGEMENT FEE SCHEDULE APPROVED
The Board of Trustees of the Domini Investment Trust (the “Board”) has approved a reduction in the management fee rate payable by the Domini Impact International Equity Fund (the “Fund”), effective August 1, 2024.
1.	Domini Impact International Equity Fund
a.
In the section titled “Fees and expenses of the Fund” on page 36 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following, effective August 1, 2024:

Share classes	Investor	Institutional	Class Y
Management fees[1]	0.83%	0.83%	0.83%
Distribution (12b‑1) fees	0.25%	None	None
Other expenses	0.23%	0.07%	0.11%
Total annual Fund operating expenses	1.31%	0.90%	0.94%
[1] Restated to reflect current fees.
b.	In the section titled “Example” on page 37 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$133	$415	$718	$1,579
Institutional	$92	$287	$498	$1,108
Class Y	$96	$300	$520	$1,155

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes(whether or not shares are redeemed)
Domini Impact International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,579
Domini Impact International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
Domini Impact International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,155

[1]	Restated to reflect current fees.